The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.9%
	Beverages — 4.5%
60,000	China Mengniu Dairy Co. Ltd.	$208,571
69,000	Danone SA	4,462,512
41,000	ITO EN Ltd.	2,181,074
20,000	Keurig Dr Pepper Inc.	485,400
30,000	Massimo Zanetti Beverage Group SpA	115,805
7,000	Morinaga Milk Industry Co. Ltd.	272,123
10,000	PepsiCo Inc.	1,201,000
30,000	Suntory Beverage & Food Ltd.	1,139,735
424,000	Vitasoy International Holdings Ltd.	1,285,221

		11,351,441

	Biotechnology — 5.0%
11,000	Alexion Pharmaceuticals Inc.†	987,690
10,000	Bio-Rad Laboratories Inc., Cl. A†	3,505,600
15,000	Charles River Laboratories International Inc.†	1,893,150
23,000	Clovis Oncology Inc.†	146,280
15,000	Gilead Sciences Inc.	1,121,400
2,000	Idorsia Ltd.†	52,364
3,800	Illumina Inc.†	1,037,856
9,000	Invitae Corp.†	123,030
25,000	Ligand Pharmaceuticals Inc.†	1,818,000
140,000	Personalis Inc.†	1,129,800
1,200	Regeneron Pharmaceuticals Inc.†	585,948
1,600	Waters Corp.†	291,280

		12,692,398

	Electronics — 1.4%
12,500	Thermo Fisher Scientific Inc.	3,545,000

	Food — 23.0%
50,000	BellRing Brands Inc., Cl. A†	852,500
15,000	Calavo Growers Inc.	865,350
35,000	Campbell Soup Co.	1,615,600
2,500	Chr. Hansen Holding A/S	187,913
200,000	Conagra Brands Inc.	5,868,000
67,500	Flowers Foods Inc.	1,385,100
45,000	General Mills Inc.	2,374,650
58,000	Kellogg Co.	3,479,420
35,000	Kerry Group plc, Cl. A	4,041,579
110,000	Kikkoman Corp.	4,710,997
30,000	Lifeway Foods Inc.†	57,600
22,000	Maple Leaf Foods Inc.	398,948
15,000	MEIJI Holdings Co. Ltd.	1,071,379
90,000	Mondelēz International Inc., Cl. A	4,507,200
70,000	Nestlé SA	7,232,727
50,000	Nomad Foods Ltd.†	928,000
53,000	Post Holdings Inc.†	4,397,410
145,000	The Hain Celestial Group Inc.†	3,765,650
22,400	The J.M. Smucker Co.	2,486,400
110,000	Tingyi (Cayman Islands) Holding Corp.	179,910
65,000	Unilever plc, ADR	3,287,050

Shares		Market Value
70,000	Yakult Honsha Co. Ltd.	$4,159,963

		57,853,346

	Food and Staples Retailing — 4.1%
96,000	CVS Health Corp.	5,695,680
30,000	Ingles Markets Inc., Cl. A	1,084,800
30,000	Sprouts Farmers Market Inc.†	557,700
80,000	The Kroger Co.	2,409,600
8,000	United Natural Foods Inc.†	73,440
10,000	Walgreens Boots Alliance Inc.	457,500

		10,278,720

	Health Care Equipment and Supplies — 14.8%
40,000	Baxter International Inc.	3,247,600
10,000	Becton, Dickinson and Co.	2,297,700
32,000	Boston Scientific Corp.†	1,044,160
81,024	Cardiovascular Systems Inc.†	2,852,855
17,000	Cutera Inc.†	222,020
35,000	DENTSPLY SIRONA Inc.	1,359,050
30,000	Gerresheimer AG	1,912,430
19,500	Globus Medical Inc., Cl. A†	829,335
20,000	Henry Schein Inc.†	1,010,400
15,400	ICU Medical Inc.†	3,107,258
191,034	InfuSystem Holdings Inc.†	1,621,879
40,000	Integer Holdings Corp.†	2,514,400
14,000	IntriCon Corp.†	164,780
30,000	Medtronic plc	2,705,400
10,000	NuVasive Inc.†	506,600
32,000	Patterson Cos. Inc.	489,280
2,000	QIAGEN NV†	83,200
9,000	Semler Scientific Inc.†	359,100
5,000	Smith & Nephew plc, ADR	179,350
40,000	Stericycle Inc.†	1,943,200
12,000	Stryker Corp.	1,997,880
40,000	SurModics Inc.†	1,332,800
8,000	The Cooper Companies Inc.	2,205,360
33,000	Zimmer Biomet Holdings Inc.	3,335,640

		37,321,677

	Health Care Providers and Services — 14.2%
45,000	AmerisourceBergen Corp.	3,982,500
20,000	Anthem Inc.	4,540,800
50,000	Avantor Inc.†	624,500
55,000	BioTelemetry Inc.†	2,118,050
45,000	DaVita Inc.†	3,422,700
388,500	Evolent Health Inc., Cl. A†	2,109,555
45,000	HCA Healthcare Inc.	4,043,250
22,200	Laboratory Corp. of America Holdings†	2,805,858
15,000	McKesson Corp.	2,028,900
113,814	Option Care Health Inc.†	1,077,819
49,574	Orthofix Medical Inc.†	1,388,568
95,000	PetIQ Inc.†	2,206,850
50,000	PPD Inc.†	890,500

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The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
1,200	Teladoc Health Inc.†	$186,012
105,000	Tenet Healthcare Corp.†	1,512,000
11,400	UnitedHealth Group Inc.	2,842,932

		35,780,794

	Hotels and Gaming — 0.1%
7,500	Ryman Hospitality Properties Inc., REIT	268,875

	Household and Personal Products — 3.0%
30,000	Church & Dwight Co. Inc.	1,925,400
25,000	Colgate-Palmolive Co.	1,659,000
70,000	Edgewell Personal Care Co.†	1,685,600
30,000	Energizer Holdings Inc.	907,500
13,000	The Procter & Gamble Co.	1,430,000

		7,607,500

	Pharmaceuticals — 15.3%
40,000	Abbott Laboratories	3,156,400
15,000	Achaogen Inc.†	168
4,500	Allergan plc	796,950
145,000	Bausch Health Cos. Inc.†	2,247,500
67,500	Bristol-Myers Squibb Co.	3,762,450
37,000	Cigna Corp.	6,555,660
40,000	Johnson & Johnson	5,245,200
59,000	Merck & Co. Inc.	4,539,460
50,000	Mylan NV†	745,500
10,000	Paratek Pharmaceuticals Inc.†	31,500
85,534	Perrigo Co. plc	4,113,330
64,000	Pfizer Inc.	2,088,960
12,000	Roche Holding AG, ADR	486,840
151,020	Takeda Pharmaceutical Co. Ltd., ADR	2,292,484
20,000	Zoetis Inc.	2,353,800

		38,416,202

	Specialty Chemicals — 1.5%
37,000	International Flavors & Fragrances Inc.	3,776,960

	TOTAL COMMON STOCKS	218,892,913

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.4%
	Health Care Providers and Services — 0.4%
22,500	Avantor Inc., Ser. A 6.250%, 05/15/22	975,600

	RIGHTS — 0.2%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc., CVR†(b)	414

Shares		Market Value
	Pharmaceuticals — 0.2%
150,000	Bristol-Myers Squibb Co., CVR†	$570,000
3,500	Ipsen SA/Clementia, CVR†(b)	4,725

		574,725

	TOTAL RIGHTS	575,139

	WARRANTS — 0.0%
	Health Care Providers and Services — 0.0%
105	Option Care Health Inc., Cl. A, expire 07/27/25†	306
105	Option Care Health Inc., Cl. B, expire 07/27/25†	302

	TOTAL WARRANTS	608

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.5%
$31,540,000	U.S. Treasury Bills, 0.019% to 1.613%††, 04/23/20 to 09/24/20	31,534,128

	TOTAL INVESTMENTS — 100.0% (Cost $210,039,619)	$251,978,388

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	81.2%	$204,688,431
Europe	11.8	29,788,500
Japan	6.3	15,827,754
Asia/Pacific	0.7	1,673,703

Total Investments	100.0%	$251,978,388

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